COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)											12 Months Ended
	Oct. 17, 2024	Jul. 08, 2024	Jul. 06, 2023	Jul. 01, 2023	Jun. 15, 2023	May 12, 2023	Apr. 06, 2023	Apr. 01, 2023	Feb. 14, 2023	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Common stock value												$ 285,338
Non-vested share options											2,684,000
Stephen Morris [Member]
Other Commitments [Line Items]
Compensate salary								$ 180,000
Compensate salary percentage								60.00%
Share based compensation description								Company agreed to grant Mr. Morris an option to purchase 3,360,000 shares of common stock at $0.187 per share (628,320) under the 2022 Incentive Plan.
David Chetwood [Member]
Other Commitments [Line Items]
Share based compensation description						Company agreed to grant Mr. Chetwood an option to purchase 3,360,000 shares of common stock at $0.1625 per share ($546,000), with 40% vesting after 90 days of service and 60% vesting monthly over the following two years, under the 2022 Incentive Plan.
Timothy Burks [Member]
Other Commitments [Line Items]
Majority percentage		55.90%
Launchpad IR [Member]
Other Commitments [Line Items]
Received cash					$ 3,000
Consulting Agreement [Member] | Beyond Media SEZC [Member]
Other Commitments [Line Items]
Stock compensation value									$ 7,000
Shares of common stock									1,000,000
Common stock value									$ 180,000
Separation Agreements [Member] | Steven Saunders [Member]
Other Commitments [Line Items]
Number of restricted stock										$ 116,000	$ 79,250
Amended Employment Agreement [Member] | Rik Willard [Member]
Other Commitments [Line Items]
Settlement amount										$ 112,418	$ 86,811
Amended Employment Agreement [Member] | Stephen Morris [Member]
Other Commitments [Line Items]
Compensate salary								$ 450,000
Deferred compensation								$ 5,000,000
Amended Employment Agreement [Member] | David Chetwood [Member]
Other Commitments [Line Items]
Compensate salary percentage								60.00%
Deferred compensation								$ 5,000,000
Deferred compensation								450,000
Deferred compensation payment								$ 180,000
Non-vested share options												218,066
Amended Employment Agreement [Member] | Timothy Burks [Member]
Other Commitments [Line Items]
Share based compensation description				the Company agreed to grant Mr. Burks an option to purchase 4,800,000 shares of common stock at $0.1353 per share ($649,440), with 40% vesting after 90 days of service and 60% vesting monthly over the following two years, under the 2022 Incentive Plan.				the Company entered into an employment agreement with Timothy Burks, Chief Executive Officer and Director. The Company will compensate Mr. Burks $600,000 per annum base pay with payments reduced by 60% to $240,000 per annum until the Company has secured $5,000,000 in debt or equity financing.
Deferred compensation												$ 270,000
Non-vested share options											291,860
Amended Employment Agreement [Member] | Timothy Burks [Member] | Maximum [Member]
Other Commitments [Line Items]
Annual payment												600,000
Amended Employment Agreement [Member] | Timothy Burks [Member] | Minimum [Member]
Other Commitments [Line Items]
Annual payment												240,000
Second Amended Employment Agreement [Member] | Maximum [Member]
Other Commitments [Line Items]
Annual payment												450,000
Second Amended Employment Agreement [Member] | Minimum [Member]
Other Commitments [Line Items]
Annual payment												90,000
Second Amended Employment Agreement [Member] | Stephen Morris [Member]
Other Commitments [Line Items]
Deferred compensation												270,000
Second Amended Employment Agreement [Member] | David Chetwood [Member]
Other Commitments [Line Items]
Deferred compensation												236,200
Second Amended Employment Agreement [Member] | David Chetwood [Member] | Maximum [Member]
Other Commitments [Line Items]
Annual payment												450,000
Second Amended Employment Agreement [Member] | David Chetwood [Member] | Minimum [Member]
Other Commitments [Line Items]
Annual payment												180,000
Third Amended Employment Agreement [Member] | David Chetwood [Member]
Other Commitments [Line Items]
Stock options granted	3,000,000
Third Amended Employment Agreement [Member] | David Chetwood [Member] | Maximum [Member]
Other Commitments [Line Items]
Base pay	$ 180,000
Third Amended Employment Agreement [Member] | David Chetwood [Member] | Minimum [Member]
Other Commitments [Line Items]
Base pay	$ 90,000
Non Executive Director Agreement [Member] | Paul Morrissey [Member]
Other Commitments [Line Items]
Share based compensation description			Company agreed to grant Mr. Morrissey an option to purchase 1,920,000 shares of common stock at $0.1353 per share ($259,776), with 40% vesting after 90 days of service and 60% vesting monthly over the following two years,				Company entered into a Non-executive Director Agreement with Paul Morrissey. The Company will compensate Mr. Morrissey $300,000 per annum directors fee, with payments reduced by 60% to $120,000 per annum until the Company has secured $5,000,000 in debt or equity financing.
Non-vested share options											116,746
Amended Non Executive Director Agreement [Member] | Paul Morrissey [Member]
Other Commitments [Line Items]
Deferred compensation												270,000
Amended Non Executive Director Agreement [Member] | Paul Morrissey [Member] | Maximum [Member]
Other Commitments [Line Items]
Annual payment												300,000
Amended Non Executive Director Agreement [Member] | Paul Morrissey [Member] | Minimum [Member]
Other Commitments [Line Items]
Annual payment												$ 120,000